PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Buildings	775,708	782,560	113,461
Medical equipment	484,653	532,165	77,157
Electronic and office equipment	57,215	58,038	8,415
Motor vehicles	3,718	3,717	537
Leasehold improvement and building improvements	78,724	75,032	10,879
Construction in progress	1,986,032	2,131,991	309,110
Total	3,386,050	3,583,503	519,559
Less: accumulated depreciation	(224,877)	(308,210)	(44,686)
Impairment charges	(16,148)	(16,148)	(2,341)
	3,145,025	3,259,145	472,532